Accounts Receivable, Net (Details)	Jun. 30, 2022	Dec. 31, 2021
Distributor One [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage	34.40%	23.70%
Distributor Two [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage	14.70%	20.60%
Distributor Three [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage	12.10%
Distributor Four [Member]
Accounts Receivable, Net (Details) [Line Items]
Accounts receivables, percentage	11.00%